INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Jan. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL	INTANGIBLE ASSETS AND GOODWILL Acquisition-related intangible assets consisted of the following as of January 31, 2022 and 2021:

	January 31, 2022
(in thousands)	Cost	Accumulated Amortization	Net
Intangible assets with finite lives:
Acquired technology	$64,150	$(62,909)	$1,241
Customer relationships	4,166	(2,913)	1,253
Trade names	1,158	(876)	282
Distribution network	2,000	(2,000)	—
Non-competition agreements	1,307	(921)	386
Total intangible assets	$72,781	$(69,619)	$3,162

	January 31, 2021
(in thousands)	Cost	Accumulated Amortization	Net
Intangible assets with finite lives:
Acquired technology	$74,272	$(72,349)	$1,923
Customer relationships	4,837	(2,759)	2,078
Trade names	1,151	(676)	475
Distribution network	2,000	(2,000)	—
Non-competition agreements	1,307	(484)	823
Total intangible assets	$83,567	$(78,268)	$5,299

Total amortization expense recorded for acquisition-related intangible assets was $2.1 million, $2.2 million and $3.0 million for the years ended January 31, 2022, 2021, and 2020, respectively. The reported amount of net acquisition-related intangible assets can fluctuate from the impact of changes in foreign currency exchange rates on intangible assets not denominated in U.S. dollars.

Estimated future amortization expense on finite-lived acquisition-related intangible assets is as follows:

(in thousands)
Years Ending January 31,	Amount
2023	$1,622
2024	$702
2025	$628
2026	$127
2027	$83
Total	$3,162

No impairments of acquired intangible assets were recorded during the years ended January 31, 2022. We recorded $0.3 million of impairments for certain acquired technology assets, which is included within software cost of revenue and professional service and other cost of revenue of $0.2 million and $0.1 million, respectively, for the year ended January 31, 2021. No impairments of acquired intangible assets were recorded during the year ended January 31, 2020.
Goodwill activity for the years ended January 31, 2022 and 2021 was as follows:

(in thousands)	Amount
Year Ended January 31, 2021:
Goodwill, gross, at February 1, 2020	$168,965
Accumulated impairment losses through February 1, 2020	(10,822)
Goodwill, net, at February 1, 2020	158,143
Adjustments to prior period acquisition	300
Foreign currency translation	(260)
Goodwill, net, at January 31, 2021	$158,183

Year Ended January 31, 2022:
Goodwill, gross, at January 31, 2021	$169,005
Accumulated impairment losses through January 31, 2021	(10,822)
Goodwill, net, at January 31, 2021	158,183
Foreign currency translation	50
Goodwill, net, at January 31, 2022	$158,233

Balance at January 31, 2022:
Goodwill, gross, at January 31, 2022	$169,055
Accumulated impairment losses through January 31, 2022	(10,822)
Goodwill, net, at January 31, 2022	$158,233

No goodwill impairment was identified for the years ended January 31, 2022, 2021 and 2020.